                                            [LINCOLN FINANCIAL GROUP LETTERHEAD]


The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103-1106
Telephone: 860 466 2374
Facsimile: 860 466 1778

VIA EDGAR

May 7, 2003

U. S. Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street, NW
Washington, D.C. 20549


Re:   Lincoln Life Flexible Premium Variable Life Account S (the "Separate
      Account")
      The Lincoln National Life Insurance Company ("Lincoln")
      File No. 333-72875; 811-09241; CIK: 0001080299
      Rule 497(j) Filing

To the Commission:

On behalf of The Lincoln National Life Insurance Company and the Separate Account referenced above, we file this certification pursuant to Rule 497(j) under the Securities Act of 1933.

Lincoln, as Registrant, hereby certifies that the form of prospectus for certain variable life insurance contracts offered under the above-referenced Registration Number, otherwise requiring filing under Rule 497(b), does not differ from the form of prospectus contained in the most recent post-effective amendment filed electronically on April 30, 2003.

Sincerely,


/s/ Lawrence A. Samplatsky

Lawrence A. Samplatsky, Esquire
Counsel